UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2012
                                                   -------------

Check here if Amendment [   ];                     Amendment Number: ____

     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Ecofin Limited
             -------------------------------

Address:     15 Buckingham Street
             -------------------------------

             London WC2N 6DU, United Kingdom
             -------------------------------

Form 13F File Number:     028-
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        John Murray
             -------------------------------

Title:       Chairman
             -------------------------------

Phone:       +44 (0)20 7451 2941
             -------------------------------

Signature, Place, and Date of Signing:

          /s/ John Murray     London, United Kingdom     August 6, 2012
          ---------------     ----------------------     --------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:
Number of Other Included Managers:       0
                                         -----------

Form 13F Information Table Entry Total:  62
                                         -----------

Form 13F Information Table Value Total:  $296,974
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.               Name

-------           -------------------------

                                                                                Invest-
                                                                                 Ment    Other         Voting Authority
                         Title of               Value    Shares /   Sh /  Put/  Discre-  Mana-  ------------------------------
Security                  Class      CUSIP    (x$1,000)   Prn Amt   Prn   Call   tion    gers         Sole        Shared  None
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
A.O. SMITH               ORD       831865209     6,936     141,867  SH          Sole                     141,867
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
A123 SYSTEMS INC (UQ*)   ORD       03739T108         6       4,403  SH          Sole                       4,403
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
AES CORP                 ORD       00130H105    10,024     781,329  SH          Sole                     781,329
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
AMERESCO INC-CL A (UN*)  ORD       02361E108       917      76,881  SH          Sole                      76,881
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
ANADARKO PETROLEUM CORP
(UN*)                    ORD       032511107     3,169      47,874  SH          Sole                      47,874
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
CABOT OIL AND GAS CORP
(UN*)                    ORD       127097103       319       8,088  SH          Sole                       8,088
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
CALGON CARBON            ORD       129603106     1,338      94,109  SH          Sole                      94,109
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
CALPINE CORP (UN*)       ORD       131347304    23,367   1,415,294  SH          Sole                   1,415,294
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
CHENIERE ENERGY INC      ORD       16411R208     7,815     530,160  SH          Sole                     530,160
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
CHK P17 Jul-12 (x100)    EQTY_OP   165167107       181       4,000  SH          Sole                       4,000
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
CLEAN ENERGY FUELS       ORD       184499101     3,881     250,382  SH          Sole                     250,382
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
CONOCOPHILLIPS           ORD       20825C104       806      14,418  SH          Sole                      14,418
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
CREE INC                 ORD       225447101     9,861     384,143  SH          Sole                     384,143
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
CRIMSON EXPLORATION      ORD       22662K207       240      52,230  SH          Sole                      52,230
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
ECHELON CORP             ORD       27874N105       241      69,360  SH          Sole                      69,360
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
EDISON INTERNATIONAL     ORD       281020107     5,241     113,441  SH          Sole                     113,441
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
EMERSON ELECTRIC CO      ORD       291011104     8,559     183,739  SH          Sole                     183,739
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
ENERGY PARTNERS          ORD       29270U303       573      33,898  SH          Sole                      33,898
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
ENERGY SELECT SECTOR
SPDR                     ORD       81369Y506     1,030      15,521  SH          Sole                      15,521
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
ENERNOC INC              ORD       292764107         9       1,230  SH          Sole                       1,230
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
ENERSYS                  ORD       29275Y102     7,438     212,088  SH          Sole                     212,088
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
EOG RESOURCES INC        ORD       26875P101       294       3,266  SH          Sole                       3,266
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
EQT CORP                 ORD       26884L109     7,714     143,838  SH          Sole                     143,838
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
ESCO TECHNOLOGIES        ORD       296315104     4,068     111,636  SH          Sole                     111,636
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
EXIDE TECHNOLOGIES       ORD       302051206       908     270,247  SH          Sole                     270,247
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
EXXON MOBIL CORP         ORD       30231G102       659       7,700  SH          Sole                       7,700
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
FIRST SOLAR INC          ORD       336433107     3,838     254,822  SH          Sole                     254,822
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
FIRSTENERGY CORP         ORD       337932107    14,579     296,390  SH          Sole                     296,390
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
FLUOR CORP               ORD       343412102     4,346      88,075  SH          Sole                      88,075
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
FUEL SYSTEMS SOLUTIONS   ORD       35952W103     1,022      61,214  SH          Sole                      61,214
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
GENERAL ELECTRIC         ORD       369604103    24,583   1,179,614  SH          Sole                   1,179,614
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
GT ADVANCED
TECHNOLOGIES             ORD       36191U106     3,184     603,070  SH          Sole                     603,070
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
INTEL                    ORD       458140100     3,092     116,033  SH          Sole                     116,033
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
ITC HOLDINGS CORP        EQ_SW     465685105        64         926  SH          Sole                         926
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
ITC HOLDINGS CORP        ORD       465685105       826      11,987  SH          Sole                      11,987
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
ITRON INC US             ORD       465741106     4,282     103,837  SH          Sole                     103,837
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
JOHNSON CONTROLS INC     ORD       478366107     9,266     334,398  SH          Sole                     334,398
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
KINDER MORGAN INC        ORD       49456B101       764      23,697  SH          Sole                      23,697
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
MEMC ELECTRONIC
MATERIALS                ORD       552715104     2,639   1,215,983  SH          Sole                   1,215,983
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
MYR GROUP INC/DELAWARE
(UN)                     ORD       55405W104     6,204     363,677  SH          Sole                     363,677
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
NATIONAL OILWELL VARCO   ORD       637071101       856      13,289  SH          Sole                      13,289
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
NEXTERA ENERGY INC       ORD       65339F101    24,704     359,012  SH          Sole                     359,012
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
NORTHEAST UTILITIES      ORD       664397106       929      23,946  SH          Sole                      23,946
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
PLAINS EXPLORATION AND
PRODUCTION               ORD       726505100       443      12,603  SH          Sole                      12,603
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
POLYPORE INTERNATIONAL
INC (UN*)                ORD       73179V103     6,710     166,129  SH          Sole                     166,129
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
POWER-ONE INC (UQ*)      ORD       73930R102     2,430     537,701  SH          Sole                     537,701
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
PPL 8.75% 01-MAY-2014
PFD                      CONVPRF   69351T114     2,674      50,000  SH          Sole                      50,000
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
PPL 9.5% CV PRF 01-JUL-
2013 (TRACE*)            CONVPRF   69351T601     3,178      60,000  SH          Sole                      60,000
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
QUANTA SERVICES INC      ORD       74762E102     9,988     414,970  SH          Sole                     414,970
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
RANGE RESOURCES CORP     ORD       75281A109     1,061      17,154  SH          Sole                      17,154
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
SEMPRA ENERGY            ORD       816851109     1,777      25,803  SH          Sole                      25,803
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
SPECTRA ENERGY CORP      ORD       847560109     7,426     255,544  SH          Sole                     255,544
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
SPY P132 Jul-12          EQTY_OP   78462F103        37         542  SH          Sole                         542
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
STR HOLDINGS INC (UN*)   ORD       78478V100       194      42,483  SH          Sole                      42,483
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
SUNPOWER CORP            ORD       867652406       509     105,840  SH          Sole                     105,840
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
TESLA MOTORS INC         ORD       88160R101     6,653     212,626  SH          Sole                     212,626
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
ULTRATECH                ORD       904034105     1,460      46,335  SH          Sole                      46,335
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
UNIVERSAL DISPLAY        ORD       91347P105     5,795     161,252  SH          Sole                     161,252
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
VEECO INSTRUMENTS INC
(UW*)                    ORD       922417100     3,691     107,423  SH          Sole                     107,423
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
WESTAR ENERGY INC        ORD       95709T100       653      21,800  SH          Sole                      21,800
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
WESTPORT INNOVATIONS
(US)                     ORD       960908309     7,675     208,835  SH          Sole                     208,835
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
WILLIAMS COS INC         ORD       969457100    23,848     827,471  SH          Sole                     827,471
-----------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----